Commitments and Contingencies	3 Months Ended
Mar. 31, 2026
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 5 – Commitments and Contingencies

Operating Lease

On March 25, 2024, the Company entered into a 37-month operating lease commencing on April 1, 2024 with two separate two year renewal options. The monthly base rent for months two through 14 is $2,456, increasing to $3,070 for months 15 through 26, and ending at $3,684 for months 27 through 37. Rent expense, as part of general and administrative expenses in the statements of operations, was $20,984 and $8,960 for the three months ended March 31, 2026 and 2025, respectively.

Litigation

In the normal course of business, the Company is party to litigation from time to time. The Company maintains insurance to cover certain actions and believes that resolution of such litigation will not have a material adverse effect on the Company. There are no active litigations as of the date the financial statements were issued. However, a pre-IPO investor has contacted the Company claiming damages caused by alleged acts and omissions arising from a private financing by the Company. No complaint has been filed by the investor. The alleged damages asserted by the investor are less than approximately $300,000. The outcome of the complaint was neither probable or estimable as of the date the financial statements were issued, therefore, no accrual has been made.

In addition, one investor in our April 2026 common stock and warrant public offering has contacted the Company claiming that it would be owed a cash payment for warrants it holds if the Company's proposed merger with Thramann Holdings LLC is consummated. We believe this investor's claim is without merit because all warrants expire in accordance with their terms prior to the consummation of the Company's pending merger. No complaint has been filed by this investor. If a complaint is filed, the Company believes it would have meritorious defenses to this claim and would intend to defend such case vigorously. The outcome of the claim was neither probable or estimable as of the date that these financial statements were issued. Therefore, no accrual has been made.